UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 33.7%
Banks — 10.3%
Abbey National North America
5.205%, 09/05/07	$20,000	$19,988
5.145%, 02/29/08	20,000	19,483
ABN AMRO
5.175%, 11/26/07	20,000	19,753
Danske
5.480%, 09/17/07	20,000	19,951
5.165%, 10/12/07	20,000	19,882
Societe Generale North America
5.250%, 10/05/07	20,000	19,901
5.245%, 10/22/07	20,000	19,851
5.160%, 11/05/07	20,000	19,814
Svenska Handelsbanken NY
5.240%, 10/18/07	20,000	19,863
Wells Fargo
5.330%, 09/18/07	20,000	19,950
Westpac Banking
5.165%, 11/02/07	20,000	19,822

		218,258

Finance-Automotive — 1.0%
DaimlerChrysler Revolving Auto Conduit
5.260%, 10/11/07	20,000	19,883

Financial Conduits — 17.9%
Alpine Securitization
5.235%, 11/09/07	8,000	7,919
Cancara Asset Securitization
5.260%, 09/19/07	10,000	9,974
5.270%, 10/26/07	10,000	9,919
5.215%, 01/08/08	20,000	19,626
Curzon Funding
5.270%, 11/06/07	20,000	19,807
Edison Asset Securitization LLC
5.190%, 09/10/07	11,831	11,816
5.250%, 10/09/07	15,000	14,917
Fountain Square Commercial Funding
5.260%, 10/02/07	7,532	7,498
5.260%, 10/22/07	10,000	9,925
Gemini Securitization
5.260%, 10/02/07	20,000	19,909
5.260%, 10/04/07	20,000	19,904
Govco
5.250%, 10/09/07	20,000	19,889
Grampian Funding LLC
5.255%, 09/24/07	20,000	19,933
5.170%, 11/02/07	20,000	19,822
Greyhawk Funding LLC
5.195%, 12/11/07	20,000	19,709
Liberty Street Funding
5.250%, 09/07/07	19,350	19,333
Market Street Funding
5.270%, 09/28/07	20,000	19,921
Mont Blanc Capital
5.255%, 10/09/07	20,000	19,889
Nestle Capital
5.300%, 09/20/07	20,000	19,944
Scaldis Capital LLC
5.180%, 09/18/07	10,000	9,976
Solitaire Funding
5.260%, 09/24/07	20,000	19,933
5.250%, 10/11/07	20,000	19,883
Three Rivers Funding
5.275%, 09/14/07	20,000	19,962

		379,408

Financial Services — 4.5%
Greenwich Capital
5.170%, 12/24/07	20,000	19,673
HBOS Treasury Services
5.250%, 10/09/07	15,100	15,016
ING America Insurance Holdings
5.500%, 11/13/07	20,000	19,777
Merrill Lynch
5.150%, 11/14/07	20,000	19,788
UBS Finance
5.245%, 10/12/07	20,000	19,881

		94,135

Total Commercial Paper (Cost $711,684)		711,684

CORPORATE BONDS — 14.8%
Banks — 4.8%
American Express Bank (FRN)
5.590%, 11/21/07	5,000	5,001
ANZ (FRN)
5.430%, 04/14/08 (A)	24,000	24,015
Bank of America (FRN)
5.425%, 11/08/07	20,000	20,000
Bank One (FRN)
5.560%, 10/01/07	5,750	5,751
BNP Paribas (FRN)
5.490%, 08/25/08 (A) (B)	10,000	10,000
Nordea Bank AB (FRN)
5.561%, 07/10/08 (A)	5,500	5,501
Wachovia (FRN) (MTN)
5.426%, 11/08/07	14,000	14,003
Wachovia Bank (FRN)
5.350%, 11/30/07	5,800	5,800
Wells Fargo (FRN)
5.420%, 09/28/07	10,000	10,001
5.400%, 03/10/08	2,500	2,501

		102,573

Finance-Automotive — 1.1%
American Honda Finance (FRN) (MTN)
5.380%, 04/10/08 (A)	7,000	7,002
Toyota Motor Credit (FRN) (MTN)
5.052%, 03/17/08	10,000	10,000
5.052%, 03/24/08	7,000	7,000

		24,002

Financial Services — 4.3%
Bear Stearns (FRN)
5.960%, 09/27/07	9,408	9,412
Bear Stearns (FRN) (MTN)
5.486%, 02/08/08	10,000	10,007
Citigroup
3.500%, 02/01/08	15,865	15,739
General Electric Capital (FRN) (MTN)
5.420%, 01/03/08	9,050	9,053
Goldman Sachs (FRN) (MTN)
5.485%, 10/05/07	10,000	10,002
5.935%, 02/26/08	6,600	6,614

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financial Services — continued
JPMorgan Chase (FRN) (MTN)
5.430%, 01/25/08	$3,783	$3,784
Morgan Stanley (FRN) (MTN)
5.485%, 01/18/08	20,000	20,012
TIAA Global Markets
4.125%, 11/15/07 (A)	5,300	5,287

		89,910

Insurance — 4.6%
Allstate Life Global Funding II (FRN) (MTN)
5.440%, 04/14/08 (A)	20,000	20,014
ASIF Global Financing XVIII
3.850%, 11/26/07 (A)	13,000	12,957
MetLife Global Funding I (FRN)
5.430%, 10/05/07 (A)	6,500	6,500
5.350%, 11/09/07 (A)	20,000	20,001
Monumental Global Funding II
3.850%, 03/03/08 (A)	4,500	4,465
Monumental Global Funding III (FRN)
5.340%, 03/20/08 (A)	10,000	10,000
Nationwide Life Global Funding I (FRN)
5.450%, 09/28/07 (A)	22,507	22,509

		96,446

Total Corporate Bonds (Cost $312,931)		312,931

CERTIFICATES OF DEPOSIT — 12.1%
Domestic — 2.4%
Citibank
5.470%, 11/20/07	20,000	20,000
M&I Bank FSB
5.410%, 12/13/07	10,000	10,002
Wilmington Trust
5.355%, 01/22/08	20,000	20,000

		50,002

Yankee — 9.7%
Bank of Ireland CT
5.305%, 11/09/07	20,000	20,000
Bank of Nova Scotia OR
5.210%, 10/04/07	10,000	9,998
Barclays Bank PLC NY
5.500%, 09/14/07	20,000	20,000
Barclays Bank PLC NY (FRN)
5.288%, 01/03/08	20,000	19,999
BNP Paribas NY
5.310%, 10/10/07	10,000	10,000
BNP Paribas NY (FRN)
5.268%, 10/03/07	20,000	19,999
Credit Suisse NY
5.310%, 10/10/07	20,000	20,000
Rabobank Nederland NV NY
5.235%, 11/21/07	20,000	20,003
Royal Bank of Canada NY
5.302%, 10/02/07	11,450	11,450
Royal Bank of Canada NY (FRN)
5.082%, 01/22/08	10,000	10,000
Toronto Dominion Bank NY
5.510%, 10/15/07	20,000	20,000
UBS AG CT
5.330%, 10/23/07	24,000	24,003

		205,452

Total Certificates of Deposit (Cost $255,454)		255,454

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal Farm Credit Bank — 2.6%
Federal Farm Credit Bank (DN)
4.200%, 09/04/07 (C)	56,200	56,180

Federal Home Loan Bank — 1.9%
Federal Home Loan Bank (DN)
4.200%, 09/04/07 (C)	40,000	39,986

Federal Home Loan Mortgage Corporation — 1.9%
Federal Home Loan Mortgage Corporation (DN)
4.750%, 11/19/07 (C)	40,000	39,583

Total U.S. Government Agency Obligations (Cost $135,749)		135,749

MUNICIPAL SECURITIES — 2.2%
Colorado — 0.4%
Colorado Housing & Finance Authority (RB) (VRDN)
5.750%, 11/01/36	1,020	1,020
Colorado Housing & Finance Authority (RB) Series 1-B-1 (VRDN)
5.750%, 04/01/40	6,440	6,440

		7,460

Georgia — 0.2%
The Ultima @ Eagles Landing LLC (RB) (LOC - SunTrust Bank) (VRDN)
5.650%, 04/01/25	4,500	4,500

Massachusetts — 0.2%
Massachusetts Development Finance Agency, Clarendon Street Associates (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
5.650%, 12/01/40	3,950	3,950

New Hampshire — 0.2%
New Hampshire Business Finance Authority (RB) Series A (VRDN)
5.550%, 11/01/20	1,700	1,700
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series C (VRDN)
5.750%, 06/01/41	2,500	2,500

		4,200

New York — 0.3%
New York City Housing Development Corporation, Westport Development (RB) Series B (Fannie Mae) (VRDN)
5.420%, 06/15/34	7,500	7,500

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
North Carolina — 0.0%
Greensboro (GO) Series C (VRDN)
5.600%, 04/01/14	$1,360	$1,360

Pennsylvania — 0.2%
Pennsylvania Economic Development Financing Authority (RB) Series B3 (LOC - PNC Bank) (VRDN)
5.600%, 08/01/25	3,500	3,500

Virginia — 0.5%
Virginia State Housing Development Authority (RB) Series E (VRDN)
5.750%, 01/01/46	10,000	10,000

Washington — 0.2%
Seattle (GO) Series C (VRDN)
5.750%, 01/15/26	4,270	4,270

Total Municipal Securities (Cost $46,740)		46,740

MASTER NOTES — 2.1%
Banks — 2.1%
Bank of America (DO)
5.435%, 09/04/07 (Cost $45,000)	45,000	45,000

FUNDING AGREEMENTS — 1.8%
MetLife Funding Agreement (FRN)
5.420%, 09/17/07 (D)	15,000	15,000
New York Life Funding Agreement (FRN)
5.410%, 06/05/08 (D)	22,000	22,000

Total Funding Agreements (Cost $37,000)		37,000

	Number of Shares
MONEY MARKET FUNDS — 3.6%
AIM STIT Liquid Assets Portfolio	26,256,819	26,257
BlackRock Liquidity Funds TempFund	50,000,000	50,000

Total Money Market Funds (Cost $76,257)		76,257

	Par (000)
REPURCHASE AGREEMENTS — 23.4%
Bank of America
5.200% (dated 08/31/07, due 09/04/07, repurchase price $35,020,222, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 08/01/37, total market value $35,700,001)	$35,000	35,000
5.300% (dated 08/31/07, due 09/04/07, repurchase price $95,055,944, collateralized by Federal National Mortgage Association Bond, 5.000%, due 05/01/35, total market value $96,900,000)	95,000	95,000
Barclays
5.350% (dated 08/31/07, due 09/04/07, repurchase price $85,050,528, collateralized Federal Home Loan Mortgage Corporation Note, 6.065%, due 5/08/16, total market value $86,700,120)	85,000	85,000
Deutsche Bank
5.300% (dated 08/31/07, due 09/04/07, repurchase price $30,017,667, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 4.500% to 7.367%, due 01/01/20 to 07/01/37, total market value $30,600,000)	30,000	30,000
5.400% (dated 08/31/07, due 09/04/07, repurchase price $105,063,000, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 4.500% to 7.367%, due 01/01/20 to 07/01/37, total market value $107,100,000)	105,000	105,000
Greenwich Capital
5.350% (dated 08/31/07, due 09/04/07, repurchase price $50,029,722, collateralized by Federal National Mortgage Association Bonds, 3.556% to 6.519%, due 08/01/33 to 08/01/47, total market value $51,004,000)	50,000	50,000
UBS Securities
5.280% (dated 08/31/07, due 09/04/07, repurchase price $95,055,733, collateralized by Federal National Mortgage Association Bonds, 5.000% to 6.000%, due 12/01/34 to 02/01/36, total market value $96,900,191)	95,000	95,000

Total Repurchase Agreements (Cost $495,000)		495,000

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 100.1% (Cost $2,115,815)*	$2,115,815
Other Assets & Liabilities — (0.1)%	(1,602)

TOTAL NET ASSETS — 100.0%	$2,114,213

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $148,251 and represents 7.0% of net assets as of August 31, 2007.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(D)	Illiquid Security. Total market value of illiquid securities is (000) $37,000 and represents 1.8% of net assets as of August 31, 2007.

DN	—	Discount Note
DO	—	Demand Obligation: the rate shown is the rate in effect on August 31, 2007, and the date shown is the next reset date. The rate floats daily.
FRN	—	Floating Rate Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
GO	—	General Obligation
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
MTN	—	Medium Term Note
PLC	—	Public Liability Company
RB	—	Revenue Bond
VRDN	—	Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedule of Investments.

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at August 31, 2007 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

2. Investment Transactions

Investment transactions are recorded on trade date.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)

Date	October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)

Date	October 26, 2007

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	October 26, 2007

*	Print the name and title of each signing officer under his or her signature.